SUBSEQUENT EVENTS (Details) (Subsequent event, 3.875% unsecured notes due 2015, USD $)	0 Months Ended
Oct. 18, 2012
Subsequent event | 3.875% unsecured notes due 2015
Subsequent event
Debt issued	$ 750,000
Interest rate (as a percent)	3.875%